Vessel Revenue, net and Voyage Expenses, Income Derived from Charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel revenues from time charters, net of commissions	$ 32,338	$ 45,439	$ 31,754
Vessel revenues from spot charters, net of commissions	5,447	0	4,313
Vessel revenue, net	37,785	45,439	36,067
Demurrage income	$ 364	$ 0	$ 512